Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 99.3%
Australia 3.6%
BGP Holdings PLC* (a)	11,394,023	47,937
Cromwell Property Group	1,483,746	1,272,616
Dexus	64,570	521,060
Goodman Group	315,497	3,025,320
GPT Group	1,251,964	5,210,487
Mirvac Group	1,761,463	3,634,860
(Cost $10,323,405)		13,712,280
Belgium 0.5%
Aedifica SA	10,414	1,206,508
VGP NV	6,742	617,565
(Cost $1,505,214)		1,824,073
Canada 3.1%
Canadian Apartment Properties REIT	129,948	5,342,694
Granite Real Estate Investment Trust	92,261	4,467,331
InterRent Real Estate Investment Trust (b)	163,895	2,023,868
(Cost $8,833,858)		11,833,893
France 1.7%
Gecina SA	21,017	3,302,764
Klepierre SA	90,868	3,086,689
(Cost $5,702,712)		6,389,453
Germany 3.6%
Alstria Office REIT-AG	111,199	1,909,944
Deutsche Wohnen SE	81,063	2,959,449
Vonovia SE	173,973	8,830,343
(Cost $9,194,042)		13,699,736
Hong Kong 6.3%
CK Asset Holdings Ltd.	482,000	3,264,695
Hang Lung Properties Ltd.	1,173,000	2,669,599
Link REIT	567,744	6,287,753
New World Development Co., Ltd.	4,746,892	6,126,665
Sino Land Co., Ltd.	1,641,000	2,471,619
Sun Hung Kai Properties Ltd.	37,500	541,024
Swire Properties Ltd.	769,200	2,420,184
(Cost $20,989,853)		23,781,539
Japan 11.8%
Activia Properties, Inc.	1,317	6,728,144
Daibiru Corp.	110,367	1,136,079
Daiwa House REIT Investment Corp.	202	568,723
Frontier Real Estate Investment Corp.	515	2,195,393
Global One Real Estate Investment Corp.	1,527	2,062,918
GLP J-Reit	1,384	1,836,537
Hulic Reit, Inc.	461	846,952
Japan Real Estate Investment Corp.	235	1,577,328
Japan Rental Housing Investments, Inc.	2,680	2,468,045
Mitsubishi Estate Co., Ltd.	408,100	7,906,066
Mitsui Fudosan Co., Ltd.	286,600	7,139,023
Mori Hills REIT Investment Corp.	2,565	4,075,690
Mori Trust Sogo Reit, Inc.	1,081	1,938,026
Premier Investment Corp.	1,777	2,612,770
Tokyo Tatemono Co., Ltd.	45,400	640,846
XYMAX REIT Investment Corp.	881	1,067,096
(Cost $35,869,105)		44,799,636
Netherlands 0.6%
InterXion Holding NV* (c) (Cost $1,771,692)	27,926	2,274,852
Singapore 3.3%
CapitaLand Ltd.	1,377,500	3,518,704
City Developments Ltd.	262,700	1,865,864
Frasers Centrepoint Trust	1,034,200	2,050,020
Lendlease Global Commercial REIT* (a)	197,500	125,746
Mapletree Industrial Trust	643,200	1,131,052
Mapletree Logistics Trust	3,307,300	3,875,237
(Cost $11,527,880)		12,566,623
Spain 1.2%
Merlin Properties Socimi SA (Cost $3,643,150)	315,412	4,405,944
Sweden 2.1%
Castellum AB	157,396	3,370,720
Fabege AB	231,263	3,809,478
Fastighets AB Balder "B"*	25,487	965,980
(Cost $4,837,310)		8,146,178
Switzerland 1.0%
Swiss Prime Site AG (Registered)* (Cost $3,432,291)	40,951	4,007,596
United Kingdom 4.6%
Assura PLC	1,466,337	1,285,890
Big Yellow Group PLC	50,311	641,696
Derwent London PLC	35,534	1,470,552
Grainger PLC	589,871	1,782,503
Great Portland Estates PLC	222,052	2,047,640
Hammerson PLC	359,390	1,253,373
Intu Properties PLC (b)	354,241	192,722
Segro PLC	406,827	4,058,148
The PRS REIT PLC	948,658	1,031,498
Tritax EuroBox PLC 144A	365,679	427,140
Tritax EuroBox PLC 144A	159,538	185,258
UNITE Group PLC	151,969	2,039,705
Urban & Civic PLC	288,631	1,149,766
(Cost $14,444,586)		17,565,891
United States 55.9%
Agree Realty Corp. (REIT)	53,589	3,920,035
Alexandria Real Estate Equities, Inc. (REIT)	52,179	8,037,653
American Tower Corp. (REIT)	13,860	3,064,862
Americold Realty Trust (REIT)	148,752	5,514,237
Apartment Investment & Management Co. "A", (REIT)	111,671	5,822,526
Brixmor Property Group, Inc. (REIT)	179,858	3,649,319
CoreSite Realty Corp. (REIT)	28,096	3,423,498
CubeSmart (REIT)	116,091	4,051,576
CyrusOne, Inc. (REIT)	73,095	5,781,814
DiamondRock Hospitality Co. (REIT)	178,496	1,829,584
Douglas Emmett, Inc. (REIT)	127,301	5,452,302
Equinix, Inc. (REIT)	5,440	3,137,792
Equity LifeStyle Properties, Inc. (REIT)	52,994	7,079,998
Equity Residential (REIT)	121,750	10,502,155
Essential Properties Realty Trust, Inc. (REIT)	82,927	1,899,858
Essex Property Trust, Inc. (REIT)	17,466	5,705,269
Extra Space Storage, Inc. (REIT)	78,484	9,168,501
HCP, Inc. (REIT)	226,718	8,077,962
Host Hotels & Resorts, Inc. (REIT)	162,661	2,812,409
Invitation Homes, Inc. (REIT)	255,352	7,560,973
JBG SMITH Properties (REIT)	74,503	2,921,263
Kilroy Realty Corp. (REIT)	62,824	4,893,361
Kimco Realty Corp. (REIT)	282,801	5,904,885
Liberty Property Trust (REIT)	45,129	2,316,472
Life Storage, Inc. (REIT)	35,416	3,733,200
Medical Properties Trust, Inc. (REIT)	313,894	6,139,767
Mid-America Apartment Communities, Inc. (REIT)	61,607	8,009,526
Omega Healthcare Investors, Inc. (REIT)	137,686	5,753,898
Paramount Group, Inc. (REIT)	213,718	2,853,135
Park Hotels & Resorts, Inc. (REIT)	49,951	1,247,276
Prologis, Inc. (REIT)	155,032	13,211,827
Realty Income Corp. (REIT)	44,836	3,438,024
Regency Centers Corp. (REIT)	10,952	761,054
Rexford Industrial Realty, Inc. (REIT)	132,105	5,815,262
Ryman Hospitality Properties, Inc. (REIT)	47,449	3,881,803
SBA Communications Corp. (REIT)	9,447	2,278,144
Simon Property Group, Inc. (REIT)	43,828	6,821,828
STORE Capital Corp. (REIT)	209,200	7,826,172
VEREIT, Inc. (REIT)	743,861	7,274,961
Welltower, Inc. (REIT)	118,061	10,702,230
(Cost $161,639,769)		212,276,411
Total Common Stocks (Cost $293,714,867)		377,284,105
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (d) (e) (Cost $1,402,774)	1,402,774	1,402,774
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 1.96% (d) (Cost $359,059)	359,059	359,059
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $295,476,700)	99.8	379,045,938
Other Assets and Liabilities, Net	0.2	934,632
Net Assets	100.0	379,980,570

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (d) (e)
3,311,468	—	1,908,694 (f)	—	—	26,793	—	1,402,774	1,402,774
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 1.96% (d)
1,027,585	261,883,414	262,551,940	—	—	107,974	—	359,059	359,059
4,339,053	261,883,414	264,460,634	—	—	134,767	—	1,761,833	1,761,833

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $1,330,302, which is 0.3% of net assets.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust

At September 30, 2019 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Diversified	108,772,723	30%
Apartments	67,347,650	18%
Office	52,014,414	14%
Industrial	32,723,758	9%
Health Care	31,959,747	8%
Storage	24,945,747	6%
Shopping Centers	16,603,011	4%
Specialty Services	15,184,231	4%
Hotels	9,771,072	2%
Regional Malls	8,871,848	2%
Real Estate Investment Trust	6,815,052	2%
Software	2,274,852	1%
Total	377,284,105	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$13,664,343	$47,937	$13,712,280
Belgium	—	1,824,073	—	1,824,073
Canada	11,833,893	—	—	11,833,893
France	—	6,389,453	—	6,389,453
Germany	—	13,699,736	—	13,699,736
Hong Kong	—	23,781,539	—	23,781,539
Japan	—	44,799,636	—	44,799,636
Netherlands	2,274,852	—	—	2,274,852
Singapore	—	12,440,877	125,746	12,566,623
Spain	—	4,405,944	—	4,405,944
Sweden	—	8,146,178	—	8,146,178
Switzerland	—	4,007,596	—	4,007,596
United Kingdom	—	17,565,891	—	17,565,891
United States	212,276,411	—	—	212,276,411
Short-Term Investments (g)	1,761,833	—	—	1,761,833
Total	$228,146,989	$150,725,266	$173,683	$379,045,938

(g)	See Investment Portfolio for additional detailed categorizations.